Reportable Segments Narrative (Details)	6 Months Ended
Jun. 30, 2015
Lone Star L.L.C. [Member] | Regency | Regency Merger [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	30.00%